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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

 Form N-PX Proxy Voting Records
 Fund Name: Palmer Square Absolute Return Fund
 Reporting Period: 7/1/16 to 06/30/2017

* Not voted	The Advisor of the Fund did not receive the proxy statements for these matters because of a procedural error with a service provider. As a result, the Fund’s shares were not voted.

*	Company Name	Ticker	Primary CUSIP	Meeting Date	Proponent	Proposal Text	Vote Instruction	Voted	Vote Against Management
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director Jennifer S. Banner
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director Scott G Bruce
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director Francis X Frantz
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director Andrew Frey
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director Kenneth A Gunderman
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	Elect Director David L Solomon
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	To approve on an advisory basis, the compensation of the company's named executive offices
*	UNITI GROUP, INC.	UNIT	91325V108	11-May-17	Management	To ratify the appointment of the Price Waterhouse Coopers LLP as the company's independent registered public accountant for the Year Ending December 31, 2017
*	VANTAGE DRILLING INTERNATIONAL	VTGDF	G9325C113	04-Aug-16	Management
As a special resolution, that the second amended and restated memorandum and articles of association of the company currently in effect be amended and restated by the deletion in their entirety and the substitution in their place of the third amended and restated memorandum and articles of association of...[text truncated]

*	BASIC ENERGY SEVICES INC	BAS	06985PAH3	29-Nov-16	Management	Vote on the plan
*	BASIC ENERGY SEVICES INC	BAS	06985PAH3	29-Nov-16	Management	If you have voted to reject the plan and elect not to grant the releases in section 10.7 of the plan (For = Do not grant releases, Abstain = grant releases)
*	BASIC ENERGY SEVICES INC	BAS	06985PAH3	29-Nov-16	Management	I am an accredited investor (For = Yes, Against = No)
*	BASIC ENERGY SEVICES INC	BAS 7 3/4	06985PAK6	29-Nov-16	Management	Vote on the plan
*	BASIC ENERGY SEVICES INC	BAS 7 3/4	06985PAK6	29-Nov-16	Management	If you have voted to reject the plan and elect not to grant the releases in section 10.7 of the plan (For = Do not grant releases, Abstain = grant releases)
*	BASIC ENERGY SEVICES INC	BAS 7 3/4	06985PAK6	29-Nov-16	Management	I am an accredited investor (For = Yes, Against = No)
*	PEABOADY ENERGY CORPORATION	BTU	704549AG9	03-Mar-17	Management	Vote on the plan (For = accept, Against = Reject)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President

Date	August 15, 2017

*	Print the name and title of each signing officer under his or her signature.